Accumulated Other Comprehensive Income	12 Months Ended
Aug. 31, 2021
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income
22.	Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

		Foreign
	Unrealized	currency
	gains/(loss) on	translation
	investment	adjustment	Total
	RMB		RMB
Balance as of September 1, 2017	19,123	-	19,123
Other comprehensive income before reclassification, net of tax	37,157	-	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	(13,838)	-	(13,838)
Foreign currency translation adjustment	-	86,458	86,458
Balance as of August 31, 2018	42,442	86,458	128,900
Other comprehensive income before reclassification, net of tax	(35,150)	-	(35,150)
Amounts reclassified from accumulated other comprehensive income, net of tax	(11)	-	(11)
Foreign currency translation adjustment	-	(6,591)	(6,591)
Balance as of August 31, 2019	7,281	79,867	87,148
Other comprehensive income before reclassification, net of tax	(8,885)	-	(8,885)
Amounts reclassified from accumulated other comprehensive income, net of tax	10,561	-	10,561
Foreign currency translation adjustment	-	10,343	10,343
Balance as of August 31, 2020	8,957	90,210	99,167
Other comprehensive income before reclassification, net of tax	(15,905)	-	(15,905)
Amounts reclassified from accumulated other comprehensive income, net of tax	4,210	5,221	9,431
Balance as of August 31, 2021	(2,738)	95,431	92,693
Balance as of August 31, 2021, in US$	(424)	14,770	14,346